1933 Act File No. 333-16157
                                                      1940 Act File No. 811-7925


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X

Pre-Effective Amendment No.      ...........................

Post-Effective Amendment No.__2___                                __X__

                                                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

Amendment No.  3   .........................................        X
              -----                                               ---

                                  WESMARK FUNDS

               (Exact name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) _ _ on
____________________ pursuant to paragraph (b) ___ 60 days after filing pursuant to paragraph (a) (i) ___ on ________________ pursuant to paragraph (a) (i) _X_ 75 days after filing pursuant to paragraph (a) (ii) ___ on ________________ pursuant to paragraph (a) (ii) of Rule 485.

If appropriate, check the folling box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                              Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037

                                                         CROSS-REFERENCE SHEET


      This amendment to the Registration Statement of WesMark Funds, which consists of four portfolios, (1) WesMark West Virginia Municipal Bond Fund, (2) WesMark Growth Fund, (3) WesMark Balanced Fund, and (4) WesMark Bond Fund. This Registration Statement pertains to the WesMark Balanced Fund and WesMark Bond Fund only and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.



                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-4)Cover Page.

Item 2.     Synopsis                      (1-4)Summary of Fund Expenses.

Item 3.     Condensed Financial
            Information                   (1-4)Performance Information.

Item 4.     General Description of
            Registrant....................(1-4)General Information;
                                          (1-4)Investment Information;
                                          (1-4)Investment Objective;
                                          (1-4)Investment Policies; (1)West
                                          Virginia Municipal Securities;
                                          (1,2)Investment Risks;
                                          (1)Non-Diversification;
                                          (3,4)Additional Investment
                                          Risks;(1-4)Investment Limitations;
                                          (3,4)Appendix.

Item 5.     Management of the Fund........(1-4)WesMark Funds Information; (1-4)Management of the Trust; (1-4)
                                           Distribution of Fund Shares; (1-4)Administration of the Fund;
                                          (1-4)Expenses of the Fund.

Item 6.     Capital Stock and Other
            Securities....................(1-4)Dividends and Capital Gains; (1-4)Shareholder Information;
                                          (1-4)Voting Rights; (1-4)Effect of
                                          Banking Laws; (1-4)Tax Information; (1-4)Federal Income Tax;
                                         (1)West Virginia Taxes; (1,2)Other
                                          State and Local Taxes; (3,4) State and Local Taxes.

Item 7.     Purchase of Securities Being
            Offered.......................(1-4)Net Asset Value; (1-4)Investing
                                          in the Fund; (1-4)Minimum Investment
                                          Required; (1-4)What Shares Cost;
                                          (1-4)Share Purchases; (1-4)Systematic
                                          Investment Program; (1-4)Exchanging
                                          Securities for Fund Shares;
                                          (1-4)Exchange Privilege; (1-4)
                                          Confirmations and Account Statements.

Item 8.     Redemption or Repurchase......(1-4)Redeeming Shares; (1-4)Systematic Withdrawal Program;
                                          (1-4)Accounts with Low Balances.

Item 9.     Pending Legal Proceedings     None.




PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-4)Cover Page.

Item 11.    Table of Contents             (1-4)Table of Contents.

Item 12.    General Information and
            History.......................(1-4)General Information About the Fund; (1-4)Massachusetts Partnership Law.

Item 13.    Investment Objectives and
            Policies......................(1-4)Investment Objective and Policies; (1)West Virginia
                                          Investment Risks; (1-4)Investment Limitations.

Item 14.    Management of the Fund........(1-4)WesMark Funds Management; (1-4)Trustees Compensation.

Item 15.    Control Persons and Principal
            Holders of Securities         (1-4)Fund Ownership.

Item 16.    Investment Advisory and Other
            Services......................(1-4)Investment Advisory Services; (1-4)Other Services.

Item 17.    Brokerage Allocation          (1-4)Brokerage Transactions.

Item 18.    Capital Stock and Other
            Securities                    Not applicable.

Item 19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered.................(1-4)Purchasing Shares; (1-4)Determining Net Asset Value; (1-4)Redeeming Shares.

Item 20.    Tax Status                    (1-4)Tax Status.

Item 21.    Underwriters..................(1-4)Distribution and Shareholder Services Plans.

Item 22.    Calculation of Performance
            Data..........................(1-4)Total Return; (1-4)Yield; (1)Tax-Equivalent Yield; (1-4)Performance Comparisons;
                                          (1-2)Appendix.

Item 23.    Financial Statements..........(1,2) Filed in Part A; (3,4) To be filed by Amendment.


[IN RED INK ON THE LEFT SIDE PANEL] Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                                                         SUBJECT TO COMPLETION
                                                         PRELIMINARY PROSPECTUS
                                                         DATED January __, 1998
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------

The shares of WesMark Balanced Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of WesMark Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is capital appreciation and income. The Fund invests primarily in equity and debt securities. The shares offered by this prospectus are not deposits or obligations of WesBanco Bank Wheeling or its affiliates, are not endorsed or guaranteed by WesBanco Bank Wheeling or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of the principal amount invested. This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference. The Fund has also filed a Statement of Additional Information dated March __, 1998 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, obtain other information, or make inquiries about the Fund by writing or calling the Fund at 1-800-368-3369. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March __, 1998

    Table of Contents
-------------------------------------------------------------------------------
I


     Summary of Fund Expenses        1

     General Information             2

     Investment Information          2
       Investment Objective          2
       Investment Policies           2
       Portfolio Investments
       Investment Risks
       Investment Limitations

     WesMark Funds Information
       Management of the Trust
       Distribution of Fund Shares
       Administration of the Fund
       Brokerage Transactions
       Expenses of the Fund

     Net Asset Value

     Investing in the Fund
       Minimum Investment Required
       What Shares Cost
       Share Purchases
       Systematic Investment Program
       Exchanging Securities for Fund Shares
       Certificates and Confirmations
       Dividends and Capital Gains



     Exchange Privilege

     Redeeming Shares
       Systematic Withdrawal Program
       Redemption Before Purchase
           Instruments Clear
       Accounts with Low Balances

     Shareholder Information
       Voting Rights

     Effect of Banking Laws

     Tax Information
       Federal Income Tax
       State and Local Taxes

     Performance Information
       Performance Information for
              Common Trust Funds

     Appendix

     Addresses

30

Summary of Fund Expenses
                        Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price) None Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds,
   as applicable)..................................................... None
Redemption Fee (as a percentage of amount redeemed, if applicable) ... None
Exchange Fee.......................................................... None
                         Annual Fund Operating Expenses*
                (As a percentage of projected average net assets)
Management Fee (1).........................................................0.60%
12b-1 Fee (2)............................................................. 0.00%
Total Other Expenses.......................................................0.63%
           Shareholder Services Fee (2)........................   0.00%
         Total Annual Fund Operating Expenses (3)..........................1.23%

     (1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee by the investment adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

      (2)The Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending January 31, 1999. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.25% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder services fees.
      (3)Total Fund Operating Expenses are estimated to be 1.38% absent the anticipated voluntary waiver described above in note 1. * Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending January 31, 1999. During the course of this period, expenses may be more or less than the average amount shown.
         The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "WesMark Funds Information." Wire-transferred redemptions may be subject to additional fees.
      EXAMPLE .......................................      1 year   3 years
      You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of
      each time period.  The Fund charges no redemption fees...        $13   $39

         The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Fund's fiscal year ending January 31, 1999.

     General Information

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated March 1, 1996. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The Trust currently consists of WesMark West Virginia Municipal Bond Fund, WesMark Growth Fund, WesMark Bond Fund and WesMark Balanced Fund. This prospectus relates only to the WesMark Balanced Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has not established classes of shares of the Fund. The Fund is designed primarily for customers of WesBanco Bank Wheeling and its affiliates and individual investors who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio of equity and debt securities. WesBanco Bank Wheeling is the investment adviser to the Fund ("Adviser"). A minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100. Fund shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.

     Investment Information
     Investment Objective

The investment objective of the Fund is capital appreciation and income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective cannot be changed without approval of shareholders.
     Investment Policies

The Fund invests in a diversified portfolio of equity and debt securities as described below. Under normal circumstances, the asset mix of the Fund will range between 30-70% of its total assets in common stocks and convertible securities, 30-70% in preferred stock and bonds, and 0-40% in money market instruments. Unless indicated otherwise, the investment policies and limitations described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change becomes effective. Acceptable Investments. The Fund invests primarily in securities of larger, well-established companies which have a history of lower volatility in earnings. Therefore, the corporate bonds and taxable municipal bonds in which the Fund invests, including those purchased through and collateralizing repurchase agreements, will generally be rated in one of the top four rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or unrated, but determined by the Fund's Adviser to be of comparable quality. The Fund may invest no more than 35% of its assets in corporate bonds rated below the top four categories or which are unrated but determined to be of comparable quality by the Adviser. Bonds rated "BBB" by S&P or Fitch, or "Baa" by Moody's have speculative characteristics. A description of the ratings categories is contained in the Appendix to this prospectus. Permitted investments include:
           ocommon stocks of U.S. companies which are listed on the New York
            Stock Exchange, American Stock Exchange, or other domestic stock exchange or traded in over-the-counter markets, and preferred stock which is convertible into common stock of such companies;
           oconvertible bonds or other corporate debt obligations rated, at the time of purchase, investment grade (within the four highest ratings categories for corporate debt) by a NRSRO, such as Aaa, Aa, A, or Baa by Moody's, AAA, AA, A, or BBB by S&P, or AAA, AA, A, or BBB by Fitch;
           oAmerican Depositary Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or over-the-counter market. The Fund may not invest more than 25% of its total assets in ADRs ;
           onotes, bonds, and discount notes of the U.S. government, its agencies or instrumentalities;
           omortgage-backed securities;
           ocommercial paper that matures in 270 days or less and is rated A-1
            or A-2 by S&P, P-1 or P-2          by Moody's, or F-1 or F-2 by
Fitch;
           oother securities; and
           orepurchase agreements collateralized by acceptable investments. Common Stocks. The domestic and foreign common stocks in which the Fund invests are selected by the Adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth, prospects and the risk and volatility of the company's industry. However, other factors, such as product position, market share, or profitability, will also be considered by the Adviser.
Corporate Bonds. The corporate bonds in which the Fund invests will be rated investment grade by an NRSRO, or of comparable quality in the judgment of the Adviser.
      The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.
Reducing Risks of Lower-Rated Securities. The Adviser believes that the risks of investing in lower-rated securities can be reduced. The professional portfolio management techniques used by the Fund to attempt to reduce these risks include:
     Credit Research. The Adviser will perform its own credit analysis in addition to using nationally recognized statistical rating organizations and other resources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The Adviser's credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage and earnings. In evaluating an issuer, the Adviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.
     Diversification. The Fund invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk. Economic Analysis. The Adviser will analyze current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical, and analysis of the business cycle can be important. Convertible Securities. The Fund may invest in convertible securities which are rated, at the time of purchase, investment grade by an NRSRO (such as BBB or better by S&P or Fitch, or Baa or better by Moody's), or, if unrated, are of comparable quality as determined by the Adviser. The Fund may also invest in such securities that are rated below investment grade or are of comparable quality. A description of the ratings categories is contained in the Appendix to this prospectus. There is no minimum rating applicable to corporate securities purchased or held by the Fund, and the Fund may, from time to time, purchase or hold such securities in the lowest category, including securities in default. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. In selecting a convertible security, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying security for capital appreciation. Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. Bonds that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower rated bonds may be more difficult to dispose of or to value than higher rated, lower-yielding bonds. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher rated bonds. American Depositary Receipts. The Fund may invest in ADRs. ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities. U.S. Government Obligations. The U.S. government obligations in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:
         o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
         o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;
         o notes, bonds, and discount notes of other U.S. government agencies or instrumentalities which receive or have access to federal funding; and
         o notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:
         o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

         o discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

         o the credit of the agency or instrumentality.

Mortgage-Backed Securities. The Fund may also invest in various mortgage-backed securities. These types of investments may include adjustable rate mortgage securities, collateralized mortgage obligations, real estate mortgage investment conduits, or other securities collateralized by or representing an interest in real estate mortgages (collectively, "mortgage securities"). Many mortgage securities are issued or guaranteed by government agencies. Prepayments on mortgage securities may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders. Adjustable Rate Mortgage Securities ("ARMS"). ARMS are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which the Fund invests are issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. Collateralized Mortgage Obligations ("CMOs"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. CMOs purchased by the Fund may be:
         o collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

         o collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or

         o securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

All CMOs purchased by the Fund are investment grade, as rated by a NRSRO or are of comparable quality as determined by the Adviser. Real Estate Mortgage Investment Conduits ("REMICs"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code (the "Code"). Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property. Resets of Interest. The interest rates paid on the ARMS, CMOs, and REMICs in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile. To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, adjustable rate mortgage securities which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market. Certain residual interest tranches of CMOs may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event the Fund purchases such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average duration. Caps and Floors. The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval; and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.
     Commercial Paper The Fund may purchase Commercial Paper, which is a short-term debt obligation that matures in 270 days or less, is issued by banks, corporations or other institutions, and is rated one of the two highest rating categories for short-term obligations by an NRSRO or, if unrated, are of comparable quality to securities having such ratings.
Restricted and Illiquid Securities. The Fund may invest in restricted and illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Certain restricted securities which the Trustees deem to be liquid will be excluded from this limitation. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options to 15% of its net assets. Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and , therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. Temporary Investments. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash and cash items including: short-term money market instruments; securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and repurchase agreements. The Fund may also hold the instruments described above in such amounts as necessary: to provide funds for the settlement of portfolio transactions; pending investment of cash receipts in the ordinary course of business; and to meet requests for redemption of Fund shares. Repurchase Agreements. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. When-Issued or Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. Put and Call Options. The Fund may purchase put options on financial futures contracts and put options on portfolio securities. Financial futures may include index futures. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. For the immediate future, the Fund will enter into futures contracts directly only when it desires to exercise a financial futures put option in its portfolio rather than either closing out the option or allowing it to expire. The Fund will only purchase puts on financial futures contracts which are traded on a nationally recognized exchange. The Fund will generally purchase over-the-counter put options on portfolio securities in negotiated transactions with the writers of the options since options on the portfolio securities held by the Fund are typically not traded on an exchange. The Fund purchases options only from investment dealers and other financial associations (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser. In general, over-the-counter put options differ from exchange traded put options in the following respects. Over-the-counter put options are two party contracts with price and terms negotiated between buyer and seller, and such options are endorsed and/or guaranteed by third parties (such as a New York Stock Exchange member). Additionally, over-the-counter strike prices are adjusted to reflect dividend payments, initial strike prices are generally set at market, and option premiums (which are all time premiums) are amortized on a straight line basis over the life of the option. In contrast, exchange traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from the Clearing Corporation. Strike prices are not adjusted for dividends, and options are marked to market, thereby obviating the need to amortize the time premium. Exchange traded options have a continuous liquid market while over-the-counter options do not. The Fund may also write call options on all or any portion of its portfolio in an effort to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The call options which the Fund writes and sells must be listed on a recognized options exchange. Although the Fund reserves the right to write covered call options on its entire portfolio, it will not write such options on more than 25% of its total assets unless a higher limit is authorized by the Trustees. The Fund may attempt to hedge the portfolio by entering into financial futures contracts and to write calls on financial futures contracts.
         Risks of Put and Calls. When the Fund writes a call option, the Fund risks not participating in any rise in the value of the underlying security. In addition, when the Fund purchases puts on financial futures contracts to protect against declines in prices of portfolio securities, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio of investments. This may cause the futures contract and its corresponding put to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In such an event, the Fund may lose the purchase price of the put option. Finally, it is not certain that a secondary market for options will exist at all times. Although the Adviser will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. The Fund's ability to establish and close out option positions depends on this secondary market.
Derivative Contracts and Securities. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, such as asset-backed securities and mortgage-backed securities, including ARMS, CMOs, and REMICs, it will only do so in a manner consistent with its investment objectives, policies and limitations. Additional Investment Risks

Debt Market. In the debt market, prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes.

The market value of debt obligations, and therefore the Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Fund's Adviser. The Fund's Adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value.

Mortgage-Backed Securities. Mortgage-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting mortgage-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Stock Market. As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities will be sold whenever the Fund's Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund anticipates its portfolio turnover rate will not exceed 200%. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based upon investment considerations and will not be limited by any other considerations when the Fund's Adviser deems it appropriate to make changes to the Fund's portfolio.

     Investment Limitations

The following investment limitations cannot be changed without shareholder approval. The Fund will not:
         o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets; nor

         o with respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

     WesMark Funds Information
     Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board. Investment Adviser. Pursuant to an investment advisory contract with the WesMark Funds, investment decisions for the Fund are made by WesBanco Bank Wheeling (the "Adviser" or "WesBanco"), the Fund's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
         Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The investment advisory contract allows the voluntary waiver, in whole or in part, of the investment advisory fee or the reimbursement of expenses by the Adviser from time to time. The Adviser can terminate any voluntary waiver of its fee or reimbursement of expenses at any time at its sole discretion. Adviser's Background. WesBanco Bank Wheeling is a wholly-owned subsidiary of WesBanco, Inc. (the "Corporation"), a registered bank holding company headquartered in Wheeling, West Virginia. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia and Ohio with 46 banking locations. The Adviser is a state chartered bank which offers financial services that include, but are not limited to, commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios of the Corporation and its subsidiaries which includes government, corporate, mortgage and municipal securities with a total value of $563 million on December 31, 1997. In addition, the Adviser provides investment management services to the Trust Department of WesBanco and three other affiliate banks with trust powers. The total assets of the trust departments of the Corporation are valued at $1.9 billion. As part of its regular banking operations, the Adviser may make loans to public companies and municipalities. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities. Jerome B. Schmitt has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1972 and served as Senior Vice President of Trusts and Investments since 1991, and has been Executive Vice President since June 1996. Mr. Schmitt is a Chartered Financial Analyst and received an M.A. in Economics from Ohio University. Mr. Schmitt is responsible for supervising the activities of the Trust and Investment Departments of the Adviser. David B. Ellwood has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1982 and has been Assistant Vice President and Senior Investment Officer since May 1996. Mr. Ellwood is a Chartered Financial Analyst and received a B.S. degree in Business Administration from Wheeling Jesuit College. Mr. Ellwood is responsible for portfolio management, investment research and assisting in the supervision of the investment activities of the Investment Department. Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.
     Distribution of Fund Shares

Edgewood Services, Inc. is the principal distributor (the "Distributor") for shares of the Fund. Edgewood Services, Inc. is a New York corporation and a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Distribution Plan. Under a distribution plan adopted in accordance with the Investment Company Act of 1940's Rule 12b-1 (the "Plan"), the Fund may pay to the Distributor an amount computed at an annual rate of 0.25% of the average daily net asset value of the Fund's shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan. However, the Plan will not be activated, and the Distributor has no present intention to collect any fees pursuant to the Plan, unless and until a separate class of "trust" shares of the Fund (which would not have a Rule 12b-1
Plan) is created and trust clients' investments in the Fund are converted to such class. The Distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the Distributor may, by notice to the Trust, voluntarily declare to be effective. The Distributor may select financial institutions, such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("brokers") to provide sales and support services as agents for their clients or customers who beneficially own shares. Financial institutions will receive fees from the Distributor based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor. The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the Distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan. Shareholder Services Arrangements. The Fund and WesBanco have entered into a Shareholder Services Agreement (the "Services Agreement") with respect to the shares of the Fund to provide administrative support services to customers who from time to time may be owners of record or beneficial owners of the Fund's shares. In return for providing these support services, WesBanco (or a financial institution which has an agreement with WesBanco) may receive payments from the Fund at a rate not exceeding 0.25% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests. Certain trust clients, including ERISA plans, will not be effected by the Services Agreement because the Services Agreement will not be activated unless and until a separate "trust" class of shares of the Fund (which would not have a Services Agreement) is created and such trust clients' investments in the Fund are converted to such class. Administrative Arrangements. The Distributor may also pay financial institutions as directed by the Adviser a fee based upon the average daily net asset value of shares of their customers invested in the Fund for providing administrative services. This fee is in addition to the amounts paid under the Distribution Plan for administrative services, and, if paid, will be reimbursed by the Adviser and not the Fund. Supplemental Payments to Financial Institutions. In addition to payments made pursuant to the Plan and Services Agreement, Edgewood Services, Inc. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund' s Adviser or its affiliates and not the Fund.
     Administration of the Fund

Administrative Services. Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Fund with the administrative personnel and services necessary to operate the Fund. Such services include certain legal and accounting services. Federated Services Company provides these at an annual rate as specified below:

              Maximum                    Average Aggregate Daily
           Administrative Fee              Net Assets of the Trust
               .150%                     on the first $250 million
               .125%                     on the next $250 million
               .100%                     on the next $250 million
               .075%                     on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $75,000 per Fund. Federated Services Company may choose voluntarily to waive a portion of its fee.
     Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other mutual funds distributed by Edgewood Services, Inc. or its affiliates. The Adviser makes decisions on portfolio transactions and select brokers and dealers subject to review by the Trustees.
     Expenses of the Fund

The Fund pays all of its own expenses and its allocable share of Trust expenses. These expenses include, but are not limited to, the cost of: organizing the Trust and continuing its existence; Trustees' fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust, the Fund, and shares of the Fund; taxes and commissions; issuing, purchasing, repurchasing, and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and government agencies; meetings of Trustees and shareholders and proxy solicitations therefor; distribution fees; insurance premiums; association membership dues; and such nonrecurring and extraordinary items as may arise. However, the Adviser may voluntarily waive and/or reimburse some expenses.
     Net Asset Value
The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

     Investing in the Fund
     Minimum Investment Required

The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchases by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and members of their immediate family. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.
     What Shares Cost

Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.
     Share Purchases

Fund shares are sold on days on which the New York Stock Exchange and Federal Reserve wire system are open for business. Shares of the Fund may be purchased through WesBanco. In connection with the sale of Fund shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. By Telephone. To place an order to purchase Fund shares, call WesMark Funds Shareholder Services at 1-800-368-3369. Texas residents must purchase shares of the Fund through the Distributor at 1-888-898-0600. The order must be placed by 4:00 p.m. (Eastern time) for shares to be purchased at that day's price, and payment is normally expected the next business day. Payment by Wire. To purchase shares by Federal Reserve Wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which the Fund, WesBanco and the Federal Reserve Banks are open for business. By Mail. To purchase shares of the Fund by mail, investors may send an application (for a new account) and a check made payable to the Fund at: WesMark Funds Shareholder Services, WesBanco Bank Wheeling, One Bank Plaza, Wheeling, West Virginia 26003. Orders by mail are considered received after payment by check is converted by WesBanco into federal funds. This is normally the next business day after WesBanco receives the check.
     Systematic Investment Program

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through WesBanco or by writing to the Fund.
     Exchanging Securities for Fund Shares

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
         Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.
     Dividends and Capital Gains

Dividends are declared and paid quarterly. Unless cash payments are requested by contacting the Fund, dividends and capital gains are automatically reinvested in additional shares of the Fund on payment dates at net asset value. Distributions of net long-term capital gains realized by the Fund will be made at least annually.
     Exchange Privilege
You may exchange shares of the Fund for shares of any of the other WesMark Funds at net asset value without a sales charge, provided you have received a copy of the current prospectus of the WesMark Fund you wish to purchase, and you meet the applicable investment minimum. Upon receipt of proper instructions and all necessary supporting documents, the Fund's shares you submit for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. The exchange privilege may be terminated at any time, and you will be notified of such termination. You may obtain further information on the exchange privilege by calling WesMark Funds Shareholder Services. The WesMark Funds currently offer only one class of shares. If each of the Funds should add a second class of shares, exchanges may be limited to shares of the same class of each of the WesMark Funds. An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this exchange privilege on the account application at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through WesMark Funds Shareholder Services. Telephone exchange instructions may be recorded. An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange request, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.
     Redeeming Shares
The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Requests for redemptions must be received in proper form and can be made by calling WesBanco or writing directly to the Fund. By Telephone. A shareholder may redeem shares of the Fund by calling his account officer or by calling WesMark Funds Shareholder Services at 1-800-368-3369 to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from WesBanco. Redemption requests must be received by WesBanco before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. Proceeds will normally be wired the next business day or a check will be sent to the address of record. WesBanco is responsible for promptly submitting redemption requests and providing proper redemption instructions to the Fund. If, at any time, the Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service are available by calling WesMark Funds Shareholder Services. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of extraordinary economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, it is recommended that a redemption request be made in writing and be sent by overnight mail to your account officer at WesBanco. By Mail. Shareholders may redeem Fund shares by sending a written request to WesMark Funds Shareholder Services at: WesBanco Bank Wheeling, One Bank Plaza, Wheeling, West Virginia 26003. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Shareholders should call the WesMark Funds Shareholder Services at 1-800-368-3369 for assistance in redeeming by mail. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:
         o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

         o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

         o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.
The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice. Receiving Payment. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven calendar days, after receipt of a proper written redemption request, provided that the transfer agent has received payment for shares from the shareholder.
     Systematic Withdrawal Program

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution or WesMark Funds Shareholder Services.
     Redemption Before Purchase Instruments Clear

When you purchase Fund shares by check or through the Automated Clearing House System, the proceeds from the redemption of those shares are not available, and the shares may not be exchanged, until WesMark Funds Shareholder Services and/or the transfer agent is reasonably certain that the purchase check has cleared, which could take up to seven calendar days.
     Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

     Shareholder Information
     Voting Rights

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
     Effect of Banking Laws
The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Some entities providing services to the Fund, such as WesBanco Bank Wheeling, are subject to such banking laws and regulations. They believe that they may perform those services for the Fund contemplated by any agreement entered into with the Fund without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
     Tax Information
     Federal Income Tax

The Fund will not pay federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the other WesMark Funds, if any, will not be combined for tax purposes with those realized by any of the other WesMark Funds, including the Fund. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received, including capital gains distributions. These tax consequences apply whether dividends are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long shares are held.
Information on the tax status of dividends and distributions is provided annually.
     State and Local Taxes

State laws differ on this issue, and shareholders are urged to consult with their tax adviser regarding the status of their account under state and local tax laws, including treatment of distributions as income or return of capital.
     Performance Information
From time to time, the Fund advertises its total return and yield.
Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage. The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders. From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices. The Fund is the successor to the portfolio of a common trust fund managed by the Adviser. It is anticipated that, at the Fund's commencement of operations, the assets from the common trust fund will have been transferred to the Fund in exchange for Fund shares. The Adviser has represented that the Fund's investment objective, policies and limitations are in all material respects identical to those of the common trust fund. The Fund's total return for the one-year period ended December 31, 1997, was ____%. The Fund's average annual total return for the five-year period ended December 31, 1997, and for the period from _______________________, 199_ (date of commencement of operations of the common trust fund) to December 31, 1997 was ____% and ____%, respectively. The quoted performance data is the performance of the common trust fund for periods before the Fund's registration statement became effective, as adjusted to reflect the Fund's anticipated expenses as set forth in the "Expenses of the Fund" section of this prospectus. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

     Appendix
     Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree. A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions. CI-The rating "CI" is reversed for income bonds on which no interest is being paid. D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.
     Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future. Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
     Fitch Investors Service, Inc. Investment Grade Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C-Bonds are in imminent default in payment of interest or principal.
      DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

      Addresses
      WesMark Balanced Fund
                                          Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Distributor
            Edgewood Services, Inc.       Clearing Operations
                                          P.O. Box 897
                                          Pittsburgh, Pennsylvania  15230-0897

      Investment Adviser
            WesBanco Bank Wheeling        One Bank Plaza
                                          Wheeling, West Virginia 26003

      Custodian
            WesBanco Bank Wheeling        One Bank Plaza
                                          Wheeling, West Virginia 26003

      Transfer Agent and Dividend Disbursing Agent
            Federated Shareholder
               Services Company           Federated Investors Tower
                                          Pittsburgh, Pennsylvania  15222-3779

      Portfolio Accounting Services
            Federated Services Company    Federated Investors Tower
                                          Pittsburgh, Pennsylvania  15222-3779

      Independent Auditors
            Deloitte & Touche LLP         2500 One PPG Place
                                          Pittsburgh, PA 15222

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                          Prospectus

                                          A Diversified Portfolio of WesMark
                                          Funds, an Open-End, Management
                                          Investment Company

                                          March __, 1998

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]EDGEWOOD SERVICES, INC.

     Distributor                                      WesBanco Bank Wheeling
     A subsidiary of FEDERATED INVESTORS              Investment Adviser
     Federated Investors Tower
     Pittsburgh, PA  15222-3779
     CUSIP___________
     G01912-__ (3/98)




[IN RED INK ON THE LEFT SIDE PANEL] Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                              SUBJECT TO COMPLETION
                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION




                             DATED January __, 1998


                              WesMark Balanced Fund

                         (A Portfolio of WesMark Funds)

                       Statement of Additional Information










    This Statement of Additional Information should be read with the prospectus of WesMark Balanced Fund (the "Fund") dated March __, 1998. This Statement is not a prospectus itself. You may request a copy of the prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling the WesMark Funds Shareholder Services at 1-800-368-3369.
    Terms used but not defined herein have the same meaning as defined in the prospectus.

    Federated Investors Tower
    Pittsburgh, Pennsylvania 15222-3779


                                                  Statement dated March __, 1998



EDGEWOOD SERVICES, INC.
     Distributor
     A subsidiary of FEDERATED INVESTORS

Cusip ____________
G01912-__ (3/98)

     Table of Contents
--------------------------------------------------------------------------------
1
     General Information About the Fund         1
     Investment Objective and Policies    1
      Types of Investments                            1
      Convertible Securities                          1
      Futures and Options Transactions          1
      Investing in Securities of Other Investment
        Companies                                           3
      When-Issued and Delayed Delivery
        Transactions                                        3
      Lending of Portfolio Securities           3
      Repurchase Agreements                     3
      Reverse Repurchase Agreements       3
      Portfolio Turnover                              4
     Investment Limitations                           4
     WesMark Funds Management                   6
      Fund Ownership                                  9
      Trustees Compensation                     10
      Trustee Liability                               10
     Investment Advisory Services               10
      Adviser to the Fund                             10
      Advisory Fees                                   11
     Other Services                                         11
      Fund Administration                             11
      Custodian                                             11
      Transfer Agent,Dividend Disbursing Agent, and
        Portfolio Accounting Services     11
      Independent Auditors                            11

     Brokerage Transactions                           11
     Purchasing Shares                                12
      Distribution and Shareholder Services Plans     12
      Administrative Arrangements               12
      Conversion to Federal Funds               12
     Determining Net Asset Value                12
      Determining Market Value of Securities    12
      Valuing Futures and Options               13
     Redeeming Shares                                 13
      Redemption in Kind                              13
     Massachusetts Partnership Law        13
     Tax Status                                             14
      The Fund's Tax Status                           14
      Shareholders' Tax Status                  14
     Total Return                                           14
     Yield                                                        14
     Performance Comparisons                    14
      Economic and Market Information     15

     General Information About the Fund
The Fund is a portfolio in WesMark Funds (the "Trust") which was established as a Massachusetts business trust under a Declaration of Trust dated March 1, 1996.
     Investment Objective and Policies
The Fund's investment objective is captial appreciation and income. The objective cannot be changed without approval of shareholders.
     Types of Investments

The Fund invests in a diversified portfolio of equity and debt securities which includes domestic common and preferred stocks and other equity securities, convertible securities, domestically-issued corporate and government debt obligations, mortgage-backed securities, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements.
     Convertible Securities

When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, convertible securities function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In evaluating these matters with respect to a particular convertible security, the Fund's Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
     Futures and Options Transactions

The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund currently does not intend to invest more than 5% of its total assets in options transactions. Financial Futures Contracts

A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price generally moves inversely to interest rates. Thus, a rise in rates generally means a drop in price. Conversely, a drop in rates generally means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund 's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates. Put Options On Financial Futures Contracts

The Fund may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost. Call Options On Financial Futures Contracts

In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation. "Margin" In Futures Transactions

Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts. Purchasing Put Options On Portfolio Securities

The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

Writing Covered Call Options On Portfolio Securities

The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). Investing in Securities of Other Investment Companies

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.
     When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
     Lending of Portfolio Securities

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. There is a risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
     Repurchase Agreements

The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller files for bankruptcy or becomes insolvent, disposition of securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.
     Reverse Repurchase Agreements

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. The securities are marked to market daily and maintained until the transaction is settled.

     Portfolio Turnover

The Fund normally holds or disposes of portfolio securities in order to achieve its investment objectives. Securities held by the Fund are selected because they are considered to represent real value and will be held or disposed of accordingly. The Adviser will not generally seek profits through short-term trading. The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objectives. The Adviser does not anticipate that the Fund's portfolio turnover rate will exceed 200%.

     Investment Limitations
      Selling Short and Buying on Margin

      The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

      Issuing Senior Securities and Borrowing Money

      The Fund will not issue senior securities, except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

      The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

    Diversification of Investments

      With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of the its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

      Underwriting

      The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

      Investing in Real Estate

      The Fund will not buy or sell real estate, although it may invest in municipal bonds secured by real estate or interests in real estate.

      Investing in Commodities

      The Fund will not purchase or sell commodities. However, the Fund may purchase put and call options on portfolio securities and on financial futures contracts. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell puts and calls on financial futures contracts.

      Lending Cash or Securities

      The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. The Fund may, however, acquire publicly or non-publicly issued debt securities or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or the Declaration of Trust.

      Concentration of Investments

      The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
      Pledging Assets

      The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial futures contracts and related options and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

      Investing in Illiquid Securities

      The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options and certain restricted securities and municipal leases not determined by the Trustees to be liquid.

      Writing Covered Call Options and Purchasing Put Options

      The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund does not expect to borrow money, pledge or lend securities in excess of 5% of the value of its total assets in the coming fiscal year. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

     WesMark Funds Management
Officers and Trustees are listed with their addresses, birthdates, present positions with WesMark Funds, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law;  Director,  The Emerging  Germany Fund,  Inc.;  Director of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Edward C. Gonzales*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica and Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public  Relations/Marketing/Conference  Planning;  Director  or  Trustee  of the
Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


C. Christine Thomson
Federated Investors Tower
Pittsburgh, PA
Birthdate: September 1, 1957

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.
     Fund Ownership

Officers and Trustees own less than 1% of the Fund's outstanding shares.

     Trustees Compensation

NAME ,                     COMPENSATION
POSITION WITH              FROM
TRUST                      TRUST*#

John F. Donahue            $0
Chairman and Trustee

Thomas G. Bigley           $0
Trustee

John T. Conroy, Jr.        $0
Trustee

William J. Copeland        $0
Trustee

James E. Dowd              $0
Trustee

Lawrence D. Ellis, M.D.    $0
Trustee

Edward L. Flaherty, Jr.    $0
Trustee

Edward C. Gonzales         $0
President, Treasurer andTrustee

Peter E. Madden            $0
Trustee

John E. Murray, Jr.        $0
Trustee

Wesley W. Posvar           $0
Trustee

Marjorie P. Smuts          $0
Trustee

* Information is furnished for the fiscal year ending January 31, 1998.
#The aggregate compensation is provided for the Trust which is comprised of four portfolios.
     Trustee Liability

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
     Investment Advisory Services
     Adviser to the Fund

The Fund's investment adviser is WesBanco Bank Wheeling. It is a wholly-owned subsidiary of WesBanco, Inc. The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, lending, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. Because of internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser's or its affiliates' relationships with an issuer.
     Advisory Fees

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.
     Other Services
     Fund Administration

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.
     Custodian

WesBanco Bank Wheeling is custodian for the securities and cash of the Fund. Under the custodian agreement, WesBanco holds the Fund's portfolio securities and keeps all necessary records and documents relating to its duties. WesBanco's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.

Transfer Agent, Dividend Disbursing Agent, and Portfolio Accounting Services

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, is transfer agent for shares of the Fund and dividend disbursing agent for the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
     Independent Auditors

The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.
     Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
     Purchasing Shares
Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
     Distribution and Shareholder Services Plans

With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and a Shareholder Services Plan. These arrangements permit the payment of fees to the Distributor, and to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Distribution Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objective. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
     Administrative Arrangements

The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
     Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
     Determining Net Asset Value
Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
     Determining Market Value of Securities

Market or fair values of the Fund's portfolio securities, other than options, are determined as follows: o for equity securities, according to the last sale price on a national securities exchange, if available;

         o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

         o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service; or

     o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
     Valuing Futures and Options

The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of options trading on such exchanges, unless the Trustees determine in good faith that another method of valuing option positions is necessary. Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.
     Redeeming Shares
The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted. Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
     Redemption in Kind

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable. The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
     Massachusetts Partnership Law
Under certain circumstances, shareholders of the Trust may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund. In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
     Tax Status
     The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o    invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

     Shareholders' Tax Status

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distributions represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation and to the extent designated by the Fund as so qualifying. These dividends and any short-term capital gains are taxable as ordinary income.
      Capital Gains

      Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held the shares.

     Total Return
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000 adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
     Yield
The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.
     Performance Comparisons
The Fund's performance depends upon such variables as:
         o portfolio quality;

         o average portfolio maturity;

         o type of instruments in which the portfolio is invested;

         o changes in interest rates and market value of portfolio securities;

         o changes in the Fund's expenses; and

         o various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described below. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
         [TO BE DETERMINED]

         o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net as set value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "growth funds" category in advertising and sales literature.

         o Standard & Poor's Daily Stock Price Index Of 500 Common Stocks, a composite index of common stocks in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

         o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
     Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.


[IN RED INK ON THE LEFT SIDE PANEL] Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                              SUBJECT TO COMPLETION
                             PRELIMINARY PROSPECTUS
                             DATED January __, 1998
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------

The shares of WesMark Bond Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities. The Fund is an investment portfolio of WesMark Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide high current income consistent with preservation of capital. The Fund invests primarily in a portfolio of investment grade bonds. The shares offered by this prospectus are not deposits or obligations of WesBanco Bank Wheeling or its affiliates, are not endorsed or guaranteed by WesBanco Bank Wheeling or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of the principal amount invested. This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference. The Fund has also filed a Statement of Additional Information dated March __, 1998 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, obtain other information, or make inquiries about the Fund by writing or calling the Fund at 1-800-368-3369. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March __, 1998

    Table of Contents
--------------------------------------------------------------------------------
1

     Summary of Fund Expenses        1

     General Information             2

     Investment Information          2
       Investment Objective          2
       Investment Policies           2
       Investment LimitationsError! Bookmark not defined.

     WesMark Funds Information       9
       Management of the Trust      20
       Distribution of Fund Shares  21
       Administration of the Fund   11
       Expenses of the Fund         22

     Net Asset Value                12

     Investing in the Fund          23
       Minimum Investment Required  23
       What Shares Cost             23
       Share Purchases              23
       Systematic Investment Program24
       Exchanging Securities for Fund Shares    24
       Certificates and Confirmations24
       Dividends and Capital Gains  24



     Exchange Privilege             14

     Redeeming Shares               14
       Systematic Withdrawal Program26
       Redemption Before Purchase
            Instruments Clear       16
       Accounts with Low Balances   27

     Shareholder Information        27
       Voting Rights                27

     Effect of Banking Laws         27

     Tax Information                28
       Federal Income Tax           28
       State and Local Taxes        29

     Performance Information        18

     Addresses                      31

      Summary of Fund Expenses
                        Shareholder Transaction Expenses
      Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price) None Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)...................................................None
      Redemption Fee (as a percentage of amount redeemed, if applicable) .None
      Exchange Fee........................................................None
                         Annual Fund Operating Expenses*
                (As a percentage of projected average net assets)
Management Fee (after waiver) (1)..........................................0.50%
12b-1 Fee (2)............................................................. 0.00%
Total Other Expenses.......................................................0.42%
           Shareholder Services Fee (2)........................   0.00%
         Total Annual Fund Operating Expenses (after waiver) (3)...........0.92%

      (1)The estimated management fee has been reduced to reflect the anticipated voluntary waiver by the investment adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.60%.
      (2)The Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending January 31, 1999. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.25% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder services fees.
      (3)Total Fund Operating Expenses are estimated to be 1.02% absent the anticipated voluntary waiver described above in note 1. * Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending January 31, 1999. During the course of this period, expenses may be more or less than the average amount shown.
         The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "WesMark Funds Information." Wire-transferred redemptions may be subject to additional fees.
      EXAMPLE .......................................      1 year   3 years
      You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of
      each time period.  The Fund charges no redemption fees...        $9    $29

         The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Fund's fiscal year ending January 31, 1999.

     General Information

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated March 1, 1996. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The Trust currently consists of WesMark West Virginia Municipal Bond Fund, WesMark Growth Fund, WesMark Balanced Fund and WesMark Bond Fund. This prospectus relates only to WesMark Bond Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has not established classes of shares of the Fund. The Fund is designed primarily for customers of WesBanco Bank Wheeling and its affiliates and individual investors who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio of investment grade bonds. WesBanco Bank Wheeling is the investment adviser to the Fund ("Adviser"). A minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100. Fund shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.

     Investment Information
     Investment Objective

The investment objective of the Fund is to provide high current income consistent with preservation of capital.
While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective cannot be changed without approval of shareholders. Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.
     Investment Policies

      Acceptable Investments. The Fund invests primarily in a professionally managed, diversified portfolio of bonds, which includes all permitted types of debt instruments. Under normal circumstances, at least 65% of the Fund's net assets will be invested in such bonds. Additionally, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by such investment grade securities. Investment grade securities are generally described as securities that are rated in one of the top four ratings categories by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investors Service, Inc. ("Moody's), Standard & Poor's ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or that are unrated but determined by the Fund's Adviser to be of comparable quality. Permitted investments include:

      o  domestic corporate debt obligations;

      o  obligations of the United States;

     o notes, bonds, and discount notes of U.S. government agencies or instrumentalities;

      o  mortgage-backed securities;

     o commercial paper that matures in 270 days or less and is rated A-1 or A-2 by S&P, P-1 or P-2 by Moody's, or F-1 or F-2 by Fitch;

      o preferred stock and other equity-related securities which generally have bond-like attributes, including zero coupon and/or convertible securities;

      o  convertible securities;

      o  other securities; and

      o  repurchase agreements collateralized by acceptable investments.

Under normal circumstances, the Fund will not invest more than 10% of its total assets in equity securities.

Corporate Debt Obligations

The corporate debt obligations in which the Fund invests will be rated investment grade by an NRSRO, or of comparable quality in the judgment of the Adviser.

The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

U.S. Government Obligations

The U.S. government obligations in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

     o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

      o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

     o notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

      o notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:

     o the issuer's right to borrow an amount limited to a specific line of credit

      o  from the U.S. Treasury;

     o discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

      o  the credit of the agency or instrumentality.

Mortgage-Backed Securities

 The Fund may also invest in various mortgage-backed securities. These types of investments may include adjustable rate mortgage securities, collateralized mortgage obligations, real estate mortgage investment conduits, or other securities collateralized by or representing an interest in real estate mortgages (collectively, "mortgage securities"). Many mortgage securities are issued or guaranteed by government agencies. Prepayments on mortgage securities may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders. Adjustable Rate Mortgage Securities ("ARMS"). ARMS are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which the Fund invests are issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Collateralized Mortgage Obligations ("CMOs"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. CMOs purchased by the Fund may be:

     o collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

     o    collateralized by pools of mortgages in which payment of principal and
          interest  is   guaranteed   by  the  issuer  and  such   guarantee  is
          collateralized by U.S. government securities; or

      o securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

All CMOs purchased by the Fund are investment grade, as rated by a NRSRO or are of comparable quality as determined by the Adviser.

Real Estate Mortgage Investment Conduits ("REMICS"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code (the "Code"). Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

Resets of Interest. The interest rates paid on the ARMs, CMOs, and REMICs in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, adjustable rate mortgage securities which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market. Certain residual interest tranches of CMOs may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event the Fund purchases such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average duration.

Caps and Floors. The underlying mortgages which collateralize the ARMs, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes.

These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

Commercial Paper The Fund may purchase Commercial Paper, which is a short-term debt obligation that matures in 270 days or less, is issued by banks, corporations or other institutions, and is rated one of the two highest rating categories for short-term obligations by an NRSRO or, if unrated, are of comparable quality to securities having such ratings.

Convertible Securities

The Fund may invest in convertible securities which are rated, at the time of purchase, investment grade by an NRSRO (such as BBB or better by S&P or Fitch, or Baa or better by Moody's), or, if unrated, are of comparable quality as determined by the Adviser. The Fund may also invest in such securities that are rated below investment grade or are of comparable quality. A description of the ratings categories is contained in the Appendix to this prospectus. There is no minimum rating applicable to corporate securities purchased or held by the Fund, and the Fund may, from time to time, purchase or hold such securities in the lowest category, including securities in default. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. In selecting a convertible security, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying security for capital appreciation. Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. Bonds that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower rated bonds may be more difficult to dispose of or to value than higher rated, lower-yielding bonds. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher rated bonds. Zero Coupon Convertible Securities

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to put the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

Federal income tax law requires the holder of a zero coupon convertible security to recognize income with respect to the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, the Fund will be required to distribute income accrued with respect to zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

Restricted and Illiquid Securities

The Fund may invest in restricted and illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Certain restricted securities which the Trustees deem to be liquid will be excluded from this limitation. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice to 15% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under the federal securities laws, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper, and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees, are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.

Investing In Securities Of Other Investment Companies

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and , therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. Temporary Investments

The Fund may also invest temporarily in cash and cash items during times of unusual market conditions for defensive purposes and to maintain liquidity.

Repurchase Agreements

The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. Repurchase agreements are included within the definition of investment grade securities.

When-Issued or Delayed Delivery Transactions

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Lending of Portfolio Securities

In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

Put and Call Options

The Fund may purchase put options on financial futures contracts and put options on portfolio securities. Financial futures may include index futures. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. For the immediate future, the Fund will enter into futures contracts directly only when it desires to exercise a financial futures put option in its portfolio rather than either closing out the option or allowing it to expire. The Fund will only purchase puts on financial futures contracts which are traded on a nationally recognized exchange.

The Fund will generally purchase over-the-counter put options on portfolio securities in negotiated transactions with the writers of the options since options on the portfolio securities held by the Fund are typically not traded on an exchange. The Fund purchases options only from investment dealers and other financial associations (such as commercial banks or savings associations) deemed creditworthy by the Adviser.

In general, over-the-counter put options differ from exchange traded put options in the following respects. Over-the-counter put options are two party contracts with price and terms negotiated between buyer and seller, and such options are endorsed and/or guaranteed by third parties (such as a New York Stock Exchange member). Additionally, over-the-counter strike prices are adjusted to reflect dividend payments, initial strike prices are generally set at market, and option premiums (which are all time premiums) are amortized on a straight line basis over the life of the option. In contrast, exchange traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from the Clearing Corporation. Strike prices are not adjusted for dividends, and options are marked to market, thereby obviating the need to amortize the time premium. Exchange traded options have a continuous liquid market while over-the-counter options do not.

The Fund may also write call options on all or any portion of its portfolio in an effort to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The call options which the Fund writes and sells must be listed on a recognized options exchange. Although the Fund reserves the right to write covered call options on its entire portfolio, it will not write such options on more than 25% of its total assets unless a higher limit is authorized by its Trustees.

The Fund may attempt to hedge the portfolio by entering into financial futures contracts and to write calls on financial futures contracts.

    Risks of Puts and Calls. When the Fund writes a call option, the Fund risks not participating in any rise in the value of the underlying security. In addition, when the Fund purchases puts on financial futures contracts to protect against declines in prices of portfolio securities, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and its corresponding put to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In such an event, the Fund may lose the purchase price of the put option. Finally, it is not certain that a secondary market for options will exist at all times. Although the Adviser will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. The Fund's ability to establish and close out option positions depends on this secondary market.

Financial Futures and Options on Futures. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio of long-term debt securities against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments (including those issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government) at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time. The Fund may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of portfolio securities resulting from anticipated decreases in market interest rates. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option. The Fund may not purchase or sell futures contracts or related options, for other than bona fide hedging purposes, if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.
    Risks. When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
Derivative Contracts and Securities

The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, such as asset-backed securities and mortgage-backed securities, including ARMS, CMOs, and REMICs, it will only do so in a manner consistent with its investment objectives, policies and limitations.

Additional Investment Risks

Debt Market. In the debt market, prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes.

The market value of debt obligations, and therefore the Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Fund's Adviser. The Fund's Adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value.

Mortgage-Backed Securities. Mortgage-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting mortgage-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities will be sold whenever the Fund's Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund anticipates its portfolio turnover rate will not exceed 200%. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based upon investment considerations and will not be limited by any other considerations when the Fund's Adviser deems it appropriate to make changes to the Fund's portfolio. Investment Limitations

The following investment limitations cannot be changed without shareholder approval. The Fund will not:
         o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets; nor

         o with respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

     WesMark Funds Information
     Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board. Investment Adviser. Pursuant to an investment advisory contract with the WesMark Funds, investment decisions for the Fund are made by WesBanco Bank Wheeling (the "Adviser" or "WesBanco"), the Fund's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
         Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The investment advisory contract allows the voluntary waiver, in whole or in part, of the investment advisory fee or the reimbursement of expenses by the Adviser from time to time. The Adviser can terminate any voluntary waiver of its fee or reimbursement of expenses at any time at its sole discretion. Adviser's Background. WesBanco Bank Wheeling is a wholly-owned subsidiary of WesBanco, Inc. (the "Corporation"), a registered bank holding company headquartered in Wheeling, West Virginia. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia and Ohio with 46 banking locations. The Adviser is a state chartered bank which offers financial services that include, but are not limited to, commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios of the Corporation and its subsidiaries which includes government, corporate, mortgage and municipal securities with a total value of $563 million on December 31, 1997. In addition, the Adviser provides investment management services to the Trust Department of WesBanco and three other affiliate banks with trust powers. The total assets of the trust departments of the Corporation are valued at $1.9 billion. As part of its regular banking operations, the Adviser may make loans to public companies and municipalities. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities. Jerome B. Schmitt has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1972 and served as Senior Vice President of Trusts and Investments since 1991, and has been Executive Vice President since June 1996. Mr. Schmitt is a Chartered Financial Analyst and received an M.A. in Economics from Ohio University. Mr. Schmitt is responsible for supervising the activities of the Trust and Investment Departments of the Adviser. David B. Ellwood has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1982 and has been Assistant Vice President and Senior Investment Officer since May 1996. Mr. Ellwood is a Chartered Financial Analyst and received a B.S. degree in Business Administration from Wheeling Jesuit College. Mr. Ellwood is responsible for portfolio management, investment research and assisting in the supervision of the investment activities of the Investment Department.
Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.
     Distribution of Fund Shares

Edgewood Services, Inc. is the principal distributor (the "Distributor") for shares of the Fund. Edgewood Services, Inc. is a New York corporation and a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Distribution Plan. Under a distribution plan adopted in accordance with the Investment Company Act of 1940's Rule 12b-1 (the "Plan"), the Fund may pay to the Distributor an amount computed at an annual rate of 0.25% of the average daily net asset value of the Fund's shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan. However, the Plan will not be activated, and the Distributor has no present intention to collect any fees pursuant to the Plan, unless and until a separate class of "trust" shares of the Fund (which would not have a Rule 12b-1
Plan) is created and trust clients' investments in the Fund are converted to such class. The Distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the Distributor may, by notice to the Trust, voluntarily declare to be effective. The Distributor may select financial institutions, such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("brokers") to provide sales and support services as agents for their clients or customers who beneficially own shares. Financial institutions will receive fees from the Distributor based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor. The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the Distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan. Shareholder Services Arrangements. The Fund and WesBanco have entered into a Shareholder Services Agreement (the "Services Agreement") with respect to the shares of the Fund to provide administrative support services to customers who from time to time may be owners of record or beneficial owners of the Fund's shares. In return for providing these support services, WesBanco (or a financial institution which has an agreement with WesBanco) may receive payments from the Fund at a rate not exceeding 0.25% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests. Certain trust clients, including ERISA plans, will not be effected by the Services Agreement because the Services Agreement will not be activated unless and until a separate "trust" class of shares of the Fund (which would not have a Services Agreement) is created and such trust clients' investments in the Fund are converted to such class. Administrative Arrangements. The Distributor may also pay financial institutions as directed by the Adviser a fee based upon the average daily net asset value of shares of their customers invested in the Fund for providing administrative services. This fee is in addition to the amounts paid under the Distribution Plan for administrative services, and, if paid, will be reimbursed by the Adviser and not the Fund. Supplemental Payments to Financial Institutions. In addition to payments made pursuant to the Plan and Services Agreement, Edgewood Services, Inc. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund' s Adviser or its affiliates and not the Fund.
     Administration of the Fund

Administrative Services. Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Fund with the administrative personnel and services necessary to operate the Fund. Such services include certain legal and accounting services. Federated Services Company provides these at an annual rate as specified below:

                     Maximum                  Average Aggregate Daily
                  Administrative Fee            Net Assets of the Trust
                      .150%                  on the first $250 million
                      .125%                  on the next $250 million
                      .100%                  on the next $250 million
                      .075%                  on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $75,000 per Fund. Federated Services Company may choose voluntarily to waive a portion of its fee.
     Expenses of the Fund

The Fund pays all of its own expenses and its allocable share of Trust expenses. These expenses include, but are not limited to, the cost of: organizing the Trust and continuing its existence; Trustees' fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust, the Fund, and shares of the Fund; taxes and commissions; issuing, purchasing, repurchasing, and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and government agencies; meetings of Trustees and shareholders and proxy solicitations therefor; distribution fees; insurance premiums; association membership dues; and such nonrecurring and extraordinary items as may arise. However, the Adviser may voluntarily waive and/or reimburse some expenses.
     Net Asset Value
The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.
     Investing in the Fund
     Minimum Investment Required

The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchases by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and members of their immediate family. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.
     What Shares Cost

Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.
     Share Purchases

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business. Shares of the Fund may be purchased through WesBanco. In connection with the sale of Fund shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. By Telephone. To place an order to purchase Fund shares, call WesMark Funds Shareholder Services at 1-800-368-3369. Texas residents must purchase shares of the Fund through the Distributor at 1-888-898-0600. The order must be placed by 4:00 p.m. (Eastern time) for shares to be purchased at that day's price, and payment is normally expected the next business day. Payment by Wire. To purchase shares by Federal Reserve Wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which the Fund, WesBanco and the Federal Reserve Banks are open for business. By Mail. To purchase shares of the Fund by mail, investors may send an application (for a new account) and a check made payable to the Fund at: WesMark Funds Shareholder Services, WesBanco Bank Wheeling, One Bank Plaza, Wheeling, West Virginia 26003. Orders by mail are considered received after payment by check is converted by WesBanco into federal funds. This is normally the next business day after WesBanco receives the check.
     Systematic Investment Program

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through WesBanco or by writing to the Fund.
     Exchanging Securities for Fund Shares

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
          Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.
     Dividends and Capital Gains

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for shares is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by the custodian. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted into federal funds. Unless cash payments are requested by contacting the Fund, dividends and capital gains are automatically reinvested in additional shares of the Fund on payment dates at net asset value. Distributions of net long-term capital gains realized by the Fund will be made at least annually.
     Exchange Privilege
You may exchange shares of the Fund for shares of any of the other WesMark Funds at net asset value without a sales charge, provided you have received a copy of the current prospectus of the WesMark Fund you wish to purchase, and you meet the applicable investment minimum. Upon receipt of proper instructions and all necessary supporting documents, the Fund's shares you submit for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. The exchange privilege may be terminated at any time, and you will be notified of such termination. You may obtain further information on the exchange privilege by calling WesMark Funds Shareholder Services. The WesMark Funds currently offer only one class of shares. If each of the Funds should add a second class of shares, exchanges may be limited to shares of the same class of each of the WesMark Funds. An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this exchange privilege on the account application at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through WesMark Funds Shareholder Services. Telephone exchange instructions may be recorded. An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange request, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.
     Redeeming Shares
The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Requests for redemptions must be received in proper form and can be made by calling WesBanco or writing directly to the Fund. By Telephone. A shareholder may redeem shares of the Fund by calling his account officer or by calling WesMark Funds Shareholder Services at 1-800-368-3369 to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from WesBanco. Redemption requests must be received by WesBanco before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. Proceeds will normally be wired the next business day or a check will be sent to the address of record. WesBanco is responsible for promptly submitting redemption requests and providing proper redemption instructions to the Fund. If, at any time, the Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service are available by calling WesMark Funds Shareholder Services. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of extraordinary economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, it is recommended that a redemption request be made in writing and be sent by overnight mail to your account officer at WesBanco. By Mail. Shareholders may redeem Fund shares by sending a written request to WesMark Funds Shareholder Services at: WesBanco Bank Wheeling, One Bank Plaza, Wheeling, West Virginia 26003. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Shareholders should call the WesMark Funds Shareholder Services at 1-800-368-3369 for assistance in redeeming by mail. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:
         o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

         o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

         o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.
The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice. Receiving Payment. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven calendar days, after receipt of a proper written redemption request, provided that the transfer agent has received payment for shares from the shareholder.
     Systematic Withdrawal Program

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution or WesMark Funds Shareholder Services.
     Redemption Before Purchase Instruments Clear

When you purchase Fund shares by check or through the Automated Clearing House System, the proceeds from the redemption of those shares are not available, and the shares may not be exchanged, until WesMark Funds Shareholder Services and/or the transfer agent is reasonably certain that the purchase check has cleared, which could take up to seven calendar days.
     Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
     Shareholder Information
     Voting Rights

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
     Effect of Banking Laws
The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Some entities providing services to the Fund, such as WesBanco Bank Wheeling, are subject to such banking laws and regulations. They believe that they may perform those services for the Fund contemplated by any agreement entered into with the Fund without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
     Tax Information
     Federal Income Tax

The Fund will not pay federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the other WesMark Funds, if any, will not be combined for tax purposes with those realized by any of the other WesMark Funds, including the Fund. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received, including capital gains distributions. These tax consequences apply whether dividends are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long shares are held.
Information on the tax status of dividends and distributions is provided annually.
     State and Local Taxes

State laws differ on this issue, and shareholders are urged to consult with their tax adviser regarding the status of their account under state and local tax laws, including treatment of distributions as income or return of capital.
     Performance Information
From time to time, the Fund advertises its total return and yield.
Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage. The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders. From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.
     Performance Information for Common Trust Funds

The Fund is the successor to common trust funds ("CTFs") that were managed by the Adviser. It is anticipated that, at the Fund's commencement of operations, the assets from the CTFs will have been transferred to the Fund in exchange for Fund shares. Set forth below are certain performance data for these CTFs. This information is deemed relevant because the CTFs have been managed using substantially the same investment objective, policies, and limitations as those used by the Fund. The CTFs were not registered under the Investment Company Act of 1940. For this and other reasons, the past performance data shown below is not necessarily indicative of the Fund's future performance. The Fund is actively managed, and its investments will vary from time to time. The Fund's investments are not identical to the past portfolio investments of the CTFs. Moreover, the CTFs did not incur expenses that correspond to the advisory, administrative, and other fees to which the Fund is subject. Accordingly, the performance information shown below has been adjusted to reflect the anticipated total expense ratio for the Fund.

                           Average Annual Total Return
                    for the period ending December 31, 1997*


CTFs                                               1 Year      5 Years     10 Years Since Inception
      WesBanco Common Trust Fund ___
      Inception:  __________           _____%      _____%      _____%        _____%

      WesBanco _______ Fund
      Inception: _________             _____%      _____%      _____%        _____%

*The Average Annual Total Return for each CTF has been adjusted to reflect the Fund's anticipated expenses, net of voluntary waivers.

     Appendix
     Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree. A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions. CI-The rating "CI" is reversed for income bonds on which no interest is being paid. D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.
     Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future. Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
     Fitch Investors Service, Inc. Investment Grade Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C-Bonds are in imminent default in payment of interest or principal. DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     Addresses
      WesMark Bond Fund
                                          Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Distributor
            Edgewood Services, Inc.       Clearing Operations
                                          P.O. Box 897
                                          Pittsburgh, Pennsylvania  15230-0897

      Investment Adviser
            WesBanco Bank Wheeling        One Bank Plaza
                                          Wheeling, West Virginia 26003

      Custodian
            WesBanco Bank Wheeling        One Bank Plaza
                                          Wheeling, West Virginia 26003

      Transfer Agent and Dividend Disbursing Agent
            Federated Shareholder
               Services Company           Federated Investors Tower
                                          Pittsburgh, Pennsylvania  15222-3779

      Portfolio Accounting Services
            Federated Services Company    Federated Investors Tower
                                          Pittsburgh, Pennsylvania  15222-3779

      Independent Auditors
            Deloitte & Touche LLP         2500 One PPG Place
                                          Pittsburgh, PA 15222

                                              Prospectus

                                              A Diversified Portfolio of WesMark
                                              Funds, an Open-End, Management
                                              Investment Company

                                              March __, 1998

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]EDGEWOOD SERVICES, INC.

     Distributor                                      WesBanco Bank Wheeling
     A subsidiary of FEDERATED INVESTORS              Investment Adviser
     Federated Investors Tower
     Pittsburgh, PA  15222-3779
     CUSIP ______________
     G01913-__ (3/98)




[IN RED INK ON THE LEFT SIDE PANEL] Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                              SUBJECT TO COMPLETION
                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION




                                                          DATED January __, 1998


                                WesMark Bond Fund

                         (A Portfolio of WesMark Funds)

                       Statement of Additional Information










    This Statement of Additional Information should be read with the prospectus of WesMark Bond Fund (the "Fund") dated March __, 1998. This Statement is not a prospectus itself. You may request a copy of the prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling the WesMark Funds Shareholder Services at 1-800-368-3369. Terms used but not defined herein, which are defined in the prospectus, are used herein as defined in the prospectus.

    Federated Investors Tower
    Pittsburgh, Pennsylvania 15222-3779


                                                  Statement dated March __, 1998



EDGEWOOD SERVICES, INC.
     Distributor
     A subsidiary of FEDERATED INVESTORS

Cusip __________
G01913-__ (3/98)

     Table of Contents
--------------------------------------------------------------------------------
1
     General Information About the Fund   1
     Investment Objective and Policies1
      Acceptable Investments         1
      Convertible Securities         1
      Futures and Options Transactions    1
      Investing in Securities of Other Investment
        Companies                    3
      When-Issued and Delayed Delivery Transactions   3
      Lending of Portfolio Securities3
      Repurchase Agreements          3
      Reverse Repurchase Agreements  3
      Portfolio Turnover             4
     Investment Limitations          4
     WesMark Funds Management        6
      Fund Ownership                 9
      Trustees Compensation         10
      Trustee Liability             10
     Investment Advisory Services   10
      Adviser to the Fund           10
      Advisory Fees                 11
     Other Services                 11
      Fund Administration           11
      Custodian                     11
      Transfer Agent,Dividend Disbursing Agent, and
        Portfolio Accounting Services11
      Independent Auditors          11

     Brokerage Transactions         11
     Purchasing Shares              12
      Distribution and Shareholder Services Plans     12
      Administrative Arrangements   12
      Conversion to Federal Funds   12
     Determining Net Asset Value    12
      Valuing Futures and Options   12
     Redeeming Shares               13
      Redemption in Kind            13
     Massachusetts Partnership Law  13
     Tax Status                     13
      The Fund's Tax Status         13
      Shareholders' Tax Status      13
     Total Return                   14
     Yield                          14
     Performance Comparisons        14
      Economic and Market Information15

     General Information About the Fund
The Fund is a portfolio in WesMark Funds (the "Trust") which was established as a Massachusetts business trust under a Declaration of Trust dated March 1, 1996.
     Investment Objective and Policies
The Fund's investment objective is to provide high current income consistent with preservation of capital. The objective cannot be changed without approval of shareholders.
     Acceptable Investments

As a matter of investment policy, which may be changed without shareholder approval, the Fund will, under normal circumstances, invest at least 65% of the value of its net assets in investment grade bonds. Permitted investments include:

      odomestically-issued corporate debt obligations;

      omortgage-backed securities;

     oobligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

      orepurchase agreements.

Convertible Securities

When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, convertible securities function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In evaluating these matters with respect to a particular convertible security, the Fund's Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Futures and Options Transactions

The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.
    Financial Futures Contracts

           A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price generally moves inversely to interest rates. Thus, a rise in rates generally means a drop in price. Conversely, a drop in rates generally means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

    Put Options on Financial Futures Contracts

         The Fund may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

    Call Options on Financial Futures Contracts

         In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

    "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

    Purchasing Put Options on Portfolio Securities

         The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) as a specified price during the term of the option.

    Writing Covered Call Options on Portfolio Securities

         The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).

Investing in Securities of Other Investment Companies

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Lending of Portfolio Securities

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

There is a risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Repurchase Agreements

The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller files for bankruptcy or becomes insolvent, disposition of securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. The securities are marked-to-market daily and maintained until the transaction is settled.

Portfolio Turnover

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objectives. Securities in the Fund's portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Adviser does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover rate and transaction costs. The Adviser does not anticipate that the Fund's portfolio turnover rate will exceed 200%.

Investment Limitations

      Selling Short and Buying on Margin

      The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

      Issuing Senior Securities and Borrowing Money

      The Fund will not issue senior securities, except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

      The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

    Diversification of Investments

      With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of the its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

      Underwriting

      The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

      Investing in Real Estate
      The Fund will not buy or sell real estate, although it may invest in municipal bonds secured by real estate or interests in real estate.

      Investing in Commodities

      The Fund will not purchase or sell commodities. However, the Fund may purchase put and call options on portfolio securities and on financial futures contracts. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell puts and calls on financial futures contracts.

      Lending Cash or Securities

      The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. The Fund may, however, acquire publicly or non-publicly issued debt securities or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or the Declaration of Trust.

      Concentration of Investments

      The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
      Pledging Assets

      The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial futures contracts and related options and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

      Investing in Illiquid Securities

      The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options and certain restricted securities and municipal leases not determined by the Trustees to be liquid.

      Writing Covered Call Options and Purchasing Put Options

      The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund does not expect to borrow money, pledge or lend securities in excess of 5% of the value of its total assets in the coming fiscal year. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

     WesMark Funds Management
Officers and Trustees are listed with their addresses, birthdates, present positions with WesMark Funds, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law;  Director,  The Emerging  Germany Fund,  Inc.;  Director of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Edward C. Gonzales*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica and Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public  Relations/Marketing/Conference  Planning;  Director  or  Trustee  of the
Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


C. Christine Thomson
Federated Investors Tower
Pittsburgh, PA
Birthdate: September 1, 1957

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.
     Fund Ownership

Officers and Trustees own less than 1% of the Fund's outstanding shares.

     Trustees Compensation

NAME ,                     COMPENSATION
POSITION WITH              FROM
TRUST                      TRUST*#

John F. Donahue            $0
Chairman and Trustee

Thomas G. Bigley           $0
Trustee

John T. Conroy, Jr.        $0
Trustee

William J. Copeland        $0
Trustee

James E. Dowd              $0
Trustee

Lawrence D. Ellis, M.D.    $0
Trustee

Edward L. Flaherty, Jr.    $0
Trustee

Edward C. Gonzales         $0
President, Treasurer andTrustee

Peter E. Madden            $0
Trustee

John E. Murray, Jr.        $0
Trustee

Wesley W. Posvar           $0
Trustee

Marjorie P. Smuts          $0
Trustee

* Information is furnished for the fiscal year ending January 31, 1998.
#The aggregate compensation is provided for the Trust which is comprised of four portfolios.
     Trustee Liability

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
     Investment Advisory Services
     Adviser to the Fund

The Fund's investment adviser is WesBanco Bank Wheeling. It is a wholly-owned subsidiary of WesBanco, Inc. The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, lending, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. Because of internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser's or its affiliates' relationships with an issuer.
     Advisory Fees

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.
     Other Services
     Fund Administration

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.
     Custodian

WesBanco Bank Wheeling is custodian for the securities and cash of the Fund. Under the custodian agreement, WesBanco holds the Fund's portfolio securities and keeps all necessary records and documents relating to its duties. WesBanco's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.
     Transfer Agent, Dividend Disbursing Agent, and Portfolio Accounting
Services

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, is transfer agent for shares of the Fund and dividend disbursing agent for the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
     Independent Auditors

The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.
     Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
     Purchasing Shares
Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
     Distribution and Shareholder Services Plans

With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and a Shareholder Services Plan. These arrangements permit the payment of fees to the Distributor, and to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Distribution Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objective. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
     Administrative Arrangements

The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
     Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
     Determining Net Asset Value
Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
     Valuing Futures and Options

The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of options trading on such exchanges, unless the Trustees determine in good faith that another method of valuing option positions is necessary. Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.

     Redeeming Shares
The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted. Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
     Redemption in Kind

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable. The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
     Massachusetts Partnership Law
Under certain circumstances, shareholders of the Trust may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund. In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
     Tax Status
     The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

          o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

          o    invest in securities within certain statutory limits; and

          o distribute to its shareholders at least 90% of its net income earned during the year.

     Shareholders' Tax Status

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distributions represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation and to the extent designated by the Fund as so qualifying. These dividends and any short-term capital gains are taxable as ordinary income.
      Capital Gains

      Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held the shares.

     Total Return
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000 adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
     Yield
The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.
     Performance Comparisons
The Fund's performance depends upon such variables as:
         o portfolio quality;

         o average portfolio maturity;

         o type of instruments in which the portfolio is invested;

         o changes in interest rates and market value of portfolio securities;

         o changes in the Fund's expenses; and

         o various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described below. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
         [TO BE DETERMINED]

         o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net as set value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "intermediate municipal bond funds" category in advertising and sales literature.

         o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
     Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.



PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

 (a) Financial Statements.  (To be filed by Amendment.)
 (b) Exhibits:
  (1)  Conformed Copy of Declaration of Trust of the Registrant (1.);
         (i)  Form of Amendment No. 1 to the Declaration of Trust (2.);
  (2) Copy of By-Laws of the Registrant (1.); (3) Not applicable; (4) Not applicable; (5) Conformed Copy of
  Investment Advisory Contract of the Registrant (1.);
         (i) Conformed Copy of Exhibit B to the Investment
  Advisory Contract (2.); (6) Conformed Copy of Distributor's
  Contract of the Registrant (1.);
         (i) Conformed Copy of Exhibit B to the Distributor's
        Contract (2.); (ii) Conformed Copy of Exhibits C & D to the Distributor's Contract;+
  (7)  Not applicable;
  (8)    Conformed Copy of Custodian Contract of the Registrant
         (1.); (i) Conformed Copy of Exhibit 1 to the Custody
         Contract (Schedule of Fees);+
  (9)    (i)  Conformed Copy of Agreement for Fund Accounting, Administrative
               Services, and Transfer Agency Services of the Registrant
              (1.);
        (ii) Conformed Copy of Schedule A (Fund Accounting
       Fees) of the Registrant;+ (iii) Conformed Copy of
       Schedule B (Fees and Expenses of Transfer Agency) of the
       Registrant;+
        (iv)  Conformed Copy of Shareholder Services Agreement of the
               Registrant (1.);
         (v) Copy of Amendment No. 1 to Schedule A of the Shareholder Services Agreement (1.);
        (vi) Copy of Amendment No. 2 to Schedule A of the Shareholder Services Agreement;+
       (vii) Conformed Copy of Electronic Communications and Recordkeeping Agreement (2.);
 (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered (2.);
 (11)  Not applicable;
 (12)  Not applicable;
 (13)  Conformed Copy of Initial Capital Understanding (2.);
 (14)  Not applicable;

-------------------------------------
+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 14, 1996 (File Nos. 333-16157 and 811-7925).

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed February 4, 1997 (File Nos. 333-16157 and 811-7925).

(15)   (i) Conformed Copy of Distribution Plan (1.); (ii)
       Conformed Copy of Exhibit B to the Distribution Plan
       (2.);
      (iii) Conformed Copy of Exhibits C & D to the
       Distribution Plan;+ (iv) Copy of Dealer Agreement (to
       be filed by amendment);
(16)    (i) Copy of Schedule for Computation of Fund Performance Data for
               WesMark West    Virginia Municipal Bond Fund (3.);
       (ii) Copy of Schedule for Computation of Fund Performance Data for WesMark Growth Fund (3.);
(17) Copy of Financial Data Schedules (3.); (18) Not applicable; (19) Conformed copy of Power of Attorney (1.).

Item 25.    Persons Controlled by or Under Common Control with Registrant

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                      as of December 23, 1997
            --------------                      -----------------------

            Shares of beneficial interest
            (no par value)

            WesMark West Virginia
                  Municipal Bond Fund                   461
            WesMark Growth Fund                         1,252
            WesMark Balanced Fund                    Not Currently  Effective
            WesMark Bond Fund                        Not Currently  Effective

Item 27.    Indemnification: (1.)

Item 28.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "WesMark Funds Information - Management of the Trust" in Part A.

            The principal executive officers and directors of the Trust's Investment Adviser are set forth in the following tables. Unless otherwise noted, the position listed under other Substantial Business, Profession, Vocation, or Employment is with WesBanco Bank Wheeling.
-------------------------------------
+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 14, 1996 (File Nos. 333-16157 and 811-7925).

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed February 4, 1997 (File Nos. 333-16157 and 811-7925).

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed September 25, 1997 (File Nos. 333-16157 and 811-7925).

     (1)                         (2)                         (3)
                                                         Other Substantial
                             Position with               Business, Profession,
Name                         the Adviser                 Vocation or Employment

Edward M. George             Chairman of the            President and CEO,
                             Board/Director             WesBanco, Inc.

Paul M. Limbert              Vice Chairman
                             of the Board/Director

Dennis P. Yaeger             Vice Chairman
                             of the Board

Kristine N. Molnar           President, CEO, and Director

Shirley A. Bucan             Secretary

Donald K. Jebbia             President, Elm             Former President and
                             Grove Branch               CEO, WesBanco Bank Elm
                                                        Grove

Jon M. Rogers                Executive Vice President,
                             New Martinsville Office

Jerome B. Schmitt            Executive Vice President,
                             Trusts and Investment

Stephen E. Hannig            Senior Vice President,
                             Retail Banking

Thomas B. McGaughy           Senior Vice President,
                             Assistant Secretary, Trusts

John W. Moore, Jr.           Senior Vice President,
                             Human Resources

David L. Pell                Senior Vice President/
                             Senior Loan Officer

Edward G. Sloane, Sr.        Senior Vice President/MIS

Francine Swiger              Senior Vice President

Lloyd E. Walker, Jr.         Senior Vice President-
                             Loans & Assistant Compliance
                             Officer, Elm Grove Branch

Gregory W. Adkins            Vice President

Paul J. Becka                Vice President,
                             Information Technology

J. Kevin Diserio             Vice President

John D. Faulkner             Vice President

Lawrence P. Finneran         Vice President/Manager,
                             Hancock County

Wyatt K. Hoffman             Vice President - Credit Quality

(1)                              (2)                         (3)
                                                         Other Substantial
                             Position with               Business, Profession,
Name                         the Adviser                 Vocation or Employment
----                         -------------               ----------------------
Peter W. Jaworski            Vice President - Credit Risk Management

W. Taylor McCluskey          Vice President & Senior
                             Trust Officer

Kevin D. McFarland           Vice President

Andrew M. Mihalyo            Vice President - Consumer
                             Credit

Douglas A. Molnar            Vice President,
                             Marketing

Edward G. Sloane, Jr.        Vice President and
                             Controller

James G. Thompson            Vice President -
                             Weirton Office

R. Bruce Bandi               Assistant Vice President &
                             Senior Trust Officer

Roanne M. Burech             Assistant Vice President -
                             Financial Services

Janet D. Campeti             Assistant Vice President -
                             Operations

Mary Ruth Cilles             Assistant Vice President -
                             Operations

David B. Dalzell, Jr.        Assistant Vice President &
                             Senior Trust Officer

David B. Ellwood             Assistant Vice President

Patricia A. Lowe             Assistant Vice President

John M. McGee                Assistant Vice President

Cynthia M. Perring           Assistant Vice President &
                             Senior Trust Officer

Robert F. Pretulovich        Assistant Vice President/
                             Branch Manager, Weirton Main
                             Street Office

Matthew W. Pribus            Assistant Vice President -
                             Operations

Frederick J. Quinn           Assistant Vice President/
                             Loans, Weirton Main
                             Street Office

Roger E. Winters             Assistant Vice President &
                             Senior Trust Officer

James E. Altmeyer            Director  President, Altmeyer
                             Funeral Homes, Inc.

(1)                              (2)                         (3)
                                                         Other Substantial
                             Position with               Business, Profession,
Name                         the Adviser                 Vocation or Employment

Ray A. Byrd                  Director                   Partner, Schrader,
                                                        Byrd, Companion &
                                                        Gurley

Fred T. Chambers             Director                   Funeral Director,
                                                        Chambers and James
                                                        Funeral Homes

D. Duane Cummins, Ph.D.      Director                   President, Bethany
                                                        College

Donald R. Donell             Director                   President, Starvaggi
                                                        Industries, Inc.

James C. Gardill             Director                   Chairman of the Board,
                                                        WesBanco, Inc.;
                                                        Partner, Phillips,
                                                        Gardill, Kaiser &
                                                        Altmeyer

Thomas M. Hazlett            Director                   Partner, Kinder,
                                                        Harper, Hazlett &
                                                        Hinzey

Roland L. Hobbs              Director                   Chairman, Wheeling Park
                                                        Commission; Former
                                                        Chairman, President and
                                                        CEO, WesBanco, Inc.

John M. Karras               Director                   President, Karras
                                                        Painting Company, Inc.

John W. Kepner               Director                   Vice President, Kepner
                                                        Funeral Homes, Inc.

Goerge M. Molnar             Director                   Retired; Formerly,
                                                        President, Weirton
                                                        Office, WesBanco Bank
Wheeling

Rizal V. Pangilinan          Director                   Ophthalmologist

C. Jack Savage               Director                   President, Savage
                                                        Construction Company

James G. Squibb, Jr.         Director                   President and General
                                                        Manager, WTRF-TV

Joan C. Stamp                Director

Carter C. Strauss            Director                   President, Strauss
                                                        Industries, Inc.

Robert D. Wable              Director                   President, Wable Ford -
                                                        Mercury, Inc.

John A. Welty                Director                   Secretary/Treasurer,
                                                        Welty Buick, Pontiac,
                                                        GMC Trucks

(1)                              (2)                         (3)
                                                         Other Substantial
                             Position with               Business, Profession,
Name                         the Adviser                 Vocation or Employment

Gary E. West                 Director                   Chairman, Valley
                                                        National Gases, Inc.

William E. Witschey          Director                   President, Witschey's
                                                        Market, Inc.

John E. Wright, III          Director                   President and COO,
                                                        Wheeling-Nisshin, Inc.

Item 29.    Principal Underwriters:

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BT Advisor Funds, BT Institutional Funds, BT Investment Funds, BT Pyramid Mutual Funds, Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), Deutsche Portfolios, FTI Funds, FundManager Portfolios, Great Plains Funds, Marketvest Funds, Marketvest Funds, Inc., Old Westbury Funds, Inc., Robertsons Stephens Investment Trust, WesMark Funds and WCT Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant
Lawrence Caracciolo           Director, President,                --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                           --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

J. Christopher Donahue        Director,                           --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Vice President,                     --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Schmitt             Vice President,                     --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Sholes              Vice President,                     --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,           --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Distributor         With Registrant

S. Elliott Cohan              Secretary,                          --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward                Assistant Secretary,                --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.          Treasurer,                        --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

            (c) Not applicable

Item 30.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          Pittsburgh, PA  15222-3779

Federated Services Company                Federated Investors Tower
("Transfer Agent, Dividend                Pittsburgh, PA  15222-3779
Disbursing Agent and Portfolio
Accounting Services")

Federated Administrative Services         Federated Investors Tower
("Administrator")                         Pittsburgh, PA  15222-3779

WesBanco Bank Wheeling                    One Bank Plaza
("Adviser" and "Custodian")               Wheeling, WV 26003

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            Registrant hereby undertakes to file a post-effective amendment on behalf of the WesMark Balanced Fund and WesMark Bond Fund, using financial statements for the WesMark Balanced Fund and WesMark Bond Fund which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 2.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, WESMARK FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 8th day of January, 1998.

                                  WESMARK FUNDS

                  BY: /s/ C. Todd Gibson
                  C. Todd Gibson, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  January 8, 1998

    Pursuant to the requirements of the Securities Act of 1933, Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ C. Todd Gibson
    C. Todd Gibson                Attorney In Fact          January 8, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Edward C. Gonzales*               President and Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney